Description of Plan (Additional Information) (Details) - EBP 006 [Member] - USD ($)		12 Months Ended
	Aug. 01, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 04, 2024
EBP, Description of Plan [Line Items]
EBP, Description, Available		true
EBP, Participant contributions matched up		5.00%
EBP, eligible compensation at the rate		$ 1
EBP, Participant Contributions		$ 1
EBP, Total participant contributions		70.00%
EBP, Participants contribution attained age		50 years
EBP, Participant Contribution automatically enrolled Plan rate		3.00%
EBP, Employer Contribution Retirement Age		65 years
EBP, Company matching contributions investment funds rate		1.00%
EBP, Company Matching contributions investment company stock fund rate		20.00%
EBP, Company matching contributions investment profit sharing funds rate		1.00%
EBP, Pretax, Maximum annual compensation, amount		$ 1,038,284	$ 342,158
EBP, Vested participant percentage		100.00%
EBP, Normal retirement age		65 years
EBP, Note receivable from participant, account, maximum borrowing, to total account, percentage		50.00%
EBP, Percentage of plan and bear interest at prime plus		1.00%
EBP, Forfeited nonvested account, reduced from employer contribution		$ 1,421,830	1,374,612
EBP, Forfeited nonvested account		1,611,176	$ 1,396,131
EBP, Involuntary cash-out limit		$ 5,000
EBP, Involuntary defer payment matched age		73 years
EBP, Employer contribution participant profit sharing percentage		1.00%
Maximum [Member]
EBP, Description of Plan [Line Items]
EBP Increase Cash- Out Limit	$ 7,000
EBP, Maximum automatic escalator percentage	15.00%
EBP, Employer Contribution Matching Age				63 years
EBP, Participant contributions matched up	15.00%	10.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount		$ 50,000
Minimum [Member]
EBP, Description of Plan [Line Items]
EBP Increase Cash- Out Limit	$ 5,000
EBP, Employer Contribution Matching Age				60 years
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount		$ 500
EBP, Employer contribution participant profit sharing percentage		3.00%